Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our Named Executive Officers (“NEOs”) relative to our financial performance.

The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

					Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Compensation Actually Paid to PEO(1)(2)	Compensation Table Total for Non-PEO NEOs(1)	Compensation Actually Paid to Non-PEO NEOs(1)(2)	TSR	2024 Peer Group TSR(3)	2025 Peer Group TSR(3)	Net Income ($MM)	Adjusted EBITDA ($MM)(4)
(a)	(b-1)	(b-2)	(c-1)	(c-2)	(d)	(e)	(f)	(g-1)	(g-2)	(h)	(i)
2025	$11,050,672	$5,382,718	$22,869,889	$10,102,275	$2,352,553	$4,305,439	$343	$342	$311	$418	$1,120
2024	$11,088,763		$21,427,995		$3,371,284	$6,181,498	$276	$326	$307	$401	$1,051
2023	$11,315,877		$18,875,272		$3,493,256	$5,631,627	$215	$319	$324	$372	$989
2022	$10,534,511		$14,034,979		$3,006,598	$3,882,778	$171	$321	$315	$326	$884
2021	$5,388,890		$7,829,324		$1,314,614	$1,844,273	$140	$213	$209	$332	$876

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(1)	The PEO reflected in columns (b-1) and (c-1) represents Paul M. Rady who served as our PEO through August 15, 2025 and the PEO reflected in columns (b-2) and (c-2) represents Michael N. Kennedy who has served as our PEO since August 15, 2025. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
a.	2025: Yvette K. Schultz, Brendan E. Krueger and Justin J. Agnew.
b.	2024: Michael N. Kennedy, Yvette K. Schultz and Brendan E. Krueger.
c.	2023: Michael N. Kennedy, Yvette K. Schultz and Brendan E. Krueger.
d.	2022: Michael N. Kennedy, W. Patrick Ash, Yvette K. Schultz and Brendan E. Krueger.
e.	2021: Brendan E. Krueger, Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.

Peer Group Issuers, Footnote

(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2025, the peer group was comprised of APA Corp., Civitas Resources, Inc., Coterra Energy Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Expand Energy Corporation, Murphy Oil Corporation, Ovintiv Inc., and Range Resources Corporation. The 2025 peer group removed Marathon Oil Corporation, and Southwestern Energy Company and added Civitas Resources, Inc., Expand Energy Corporation, and Murphy Oil Corporation when compared to the 2024 peer group to reflect shifts in the market, including as a result of merger activity, and maintain a comparable peer group. The value of the initial $100 fixed investment of the 2024 peer group’s TSR for the 2025 year is included in column (g-1).

Adjustment To PEO Compensation, Footnote

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2025
	Paul Rady	Michael Kennedy	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$11,050,672	$5,382,718	$2,352,553
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,104,350)	$(4,344,864)	$(1,936,656)
Year-end fair value of unvested awards granted in the current year	$13,650,996	$5,869,917	$2,570,922
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,902,213	$1,677,947	$646,955
Fair values at vest date for awards granted and vested in current year	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$1,608,904	$575,643	$253,555
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$2,761,454	$940,914	$418,110
Total Adjustments for Equity Awards	$11,819,217	$4,719,557	$1,952,886
Compensation Actually Paid (as calculated)	$22,869,889	$10,102,275	$4,305,439

Non-PEO NEO Average Total Compensation Amount	$ 2,352,553	$ 3,371,284	$ 3,493,256	$ 3,006,598	$ 1,314,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,305,439	6,181,498	5,631,627	3,882,778	1,844,273
Adjustment to Non-PEO NEO Compensation Footnote

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2025
	Paul Rady	Michael Kennedy	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$11,050,672	$5,382,718	$2,352,553
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(10,104,350)	$(4,344,864)	$(1,936,656)
Year-end fair value of unvested awards granted in the current year	$13,650,996	$5,869,917	$2,570,922
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,902,213	$1,677,947	$646,955
Fair values at vest date for awards granted and vested in current year	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$1,608,904	$575,643	$253,555
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$2,761,454	$940,914	$418,110
Total Adjustments for Equity Awards	$11,819,217	$4,719,557	$1,952,886
Compensation Actually Paid (as calculated)	$22,869,889	$10,102,275	$4,305,439

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR/Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR/Cumulative Peer Group TSR
Tabular List, Table

Disclosure of Most Important Performance Measures for Fiscal Year 2025

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2025.

Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow after Dividends
Net Debt/EBITDA
Return on Invested Capital (ROIC)
TSR

Total Shareholder Return Amount	$ 343	276	215	171	140
Net Income (Loss) Attributable to Parent	$ 418,000,000	$ 401,000,000	$ 372,000,000	$ 326,000,000	$ 332,000,000
Company Selected Measure Amount	1,120,000,000	1,051,000,000	989,000,000	884,000,000	876,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)	Adjusted EBITDA is calculated net income plus interest expense, net, income tax expense, depreciation expense, amortization of customer relationships, impairment of property and equipment, loss on long-lived assets, loss on early extinguishment of debt, equity-based compensation, excluding equity in earnings of unconsolidated affiliates, plus distributions from unconsolidated affiliates, transaction expense and other operating expense, net, less interest expense, net, capital expenditures (accrual-based), current income tax expense and dividends declared (accrual-based) for the year, in each case as reported in our audited financial statements for each period presented.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow after Dividends
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt/EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Grant Date Values In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,936,656)
Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,570,922
Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	646,955
Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	253,555
Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	418,110
Total Adjustments For Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,952,886
Paul M. Rady [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	11,050,672	$ 11,088,763	$ 11,315,877	$ 10,534,511	$ 5,388,890
PEO Actually Paid Compensation Amount	$ 22,869,889	$ 21,427,995	$ 18,875,272	$ 14,034,979	$ 7,829,324
PEO Name	Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady
Paul M. Rady [Member] | Grant Date Values In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,104,350)
Paul M. Rady [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,650,996
Paul M. Rady [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,902,213
Paul M. Rady [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Paul M. Rady [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,608,904
Paul M. Rady [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Paul M. Rady [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,761,454
Paul M. Rady [Member] | Total Adjustments For Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,819,217
Michael N. Kennedy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,382,718
PEO Actually Paid Compensation Amount	$ 10,102,275
PEO Name	Michael N. Kennedy
Michael N. Kennedy [Member] | Grant Date Values In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,344,864)
Michael N. Kennedy [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,869,917
Michael N. Kennedy [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,677,947
Michael N. Kennedy [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael N. Kennedy [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	575,643
Michael N. Kennedy [Member] | Forfeitures During Current Year Equal To Prior Year End Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael N. Kennedy [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	940,914
Michael N. Kennedy [Member] | Total Adjustments For Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,719,557
Peer Group 2024 [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	342	$ 326	$ 319	$ 321	$ 213
Peer Group 2025 [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	$ 311	$ 307	$ 324	$ 315	$ 209